Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 18,107,019			$ 9,883,796				$ 283,341
Grant funds and other receivables	0			182,663				68,603
Prepaid expenses and other current assets	52,818			168,689				95,320
Total current assets	18,159,837			10,235,148				447,264
Property and equipment, net (Note 3)	168,653			147,741				10,606
Deposits	11,010			11,010				11,010
Total assets	18,339,500			10,393,899				468,880
Current liabilities:
Accounts payable	289,438			267,702				152,653
Accrued expenses (Note 4)	46,212			359,281				1,851,040
Current portion of notes payable	0			183,326				12,500
Total current liabilities	335,650			810,309				2,016,193
Note payable, net of current portion	0			14,738				27,243
Total liabilities	335,650			825,047				2,043,436
Commitments (Note 7)
Stockholders’ equity (deficiency):
Preferred stock, $.01 par value (Note 8): Authorized shares – 10,000,000 Issued and outstanding shares – 100 and 2,486 at December 31, 2020 and 2019, respectively	0			76,095				1,932,433
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 3,834,095 and 14,992 at December 31, 2020 and 2019, respectively	6,382			3,834				15
Additional paid-in capital	68,630,363			55,294,504				39,340,509
Accumulated deficit	(50,632,895)			(45,805,581)				(42,847,513)
Total stockholders’ equity (deficiency)	18,003,850	$ 19,458,338	$ 20,651,340	9,568,852	$ 10,813,744	$ (1,849,621)	$ (1,864,250)	(1,574,556)	$ (1,022,347)
Total liabilities and stockholders’ equity (deficiency)	$ 18,339,500			$ 10,393,899				$ 468,880